Transamerica Long Credit Average Annual Total Returns - Retail Class [Member]		12 Months Ended	27 Months Ended	33 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		4.62%	0.06%		2.44%
Performance Inception Date	Apr. 01, 2023
Bloomberg U.S. Long Credit Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.77%		3.84%
Performance Inception Date	Apr. 01, 2023
A
Prospectus [Line Items]
Average Annual Return, Percent		1.77%		1.02%
Performance Inception Date	Apr. 01, 2023
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.24%)		(0.96%)
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.01%		(0.08%)
I
Prospectus [Line Items]
Average Annual Return, Percent		6.98%		3.00%
Performance Inception Date	Apr. 01, 2023
I2
Prospectus [Line Items]
Average Annual Return, Percent		7.02%	7.38%
Performance Inception Date	Sep. 30, 2023